Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

	As of December 31,
	2023	2022
	(in thousands)
Medical equipment	$737	$737
Office furniture and equipment	55	54
Computer software and electronic equipment	75	76
Leasehold improvements	235	235
	1,102	1,102
Less - Accumulated depreciation	1,019	988
Net book value	$83	$114

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements